AEGON Letterhead




August 21, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  AEGON/Transamerica Series Fund, Inc.
       1933 Act File No.: 33-507

Filer CIK No.  0000778207

Dear Sir/Madam:

Pursuant to Rule 497(e) on behalf of the above-referenced Registrant, attached for electronic filing are two Supplements dated August 20, 2001, respectively, to the Registrant's Statement of Additional Information and breakout dated May 1, 2001, as amended June 21, 2001.

Please do not hesitate to contact me at (727) 299-1824 if you have any questions or concerns regarding this filing.

Sincerely,


			/s/ John K. Carter
John K. Carter, Esq.
Vice President, Secretary
& Senior Counsel


Attachment

cc:	Kimberly J. Smith, Esq.